Fair Value Measurements - Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements
Beginning balance	$ 15,224,665	$ 2,047,000
SAFE Notes issued during the period		8,190,000	$ 1,500,000
Change in fair value during the period		4,987,665	547,000
Ending balance		15,224,665	2,047,000
Recurring | Level 3
Fair Value Measurements
Beginning balance	15,224,665	2,047,000
SAFE Notes issued during the period	2,863,956	8,190,000
Change in fair value during the period	35,239,799	4,987,665
Conversion of SAFE Notes to common stock	$ (53,327,303)
Ending balance		$ 15,224,665	$ 2,047,000